CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss) for the year	R$ (338,667)	R$ (2,885,929)	R$ (4,595,986)
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	2,092,551	2,535,955	2,607,909
Impairment of Assets	1,114,807	2,917,911	4,996,240
Equity in earnings of unconsolidated companies	34,597	12,771	24,502
Exchange variation, net	4,057	(851,635)	1,564,017
Losses (Gains) on financial instruments, net	9,441	38,930	(87,085)
Post-employment benefits	192,724	229,767	233,287
Stock based remuneration	35,576	46,683	48,589
Income tax	295,391	304,314	(1,498,422)
Gains on disposal of property, plant and equipment	(69,510)	(43,340)	(3,971)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associates	721,682	58,223
Allowance for doubtful accounts	18,342	68,781	127,701
Provision for tax, labor and civil claims	(110,281)	347,882	323,314
Reversal of contingent liabilities, net	(929,711)
Interest income on investments	(75,387)	(107,980)	(153,631)
Interest expense on loans	1,323,448	1,540,797	1,471,526
Reversal of monetary update of contingent liabilities, net	(369,819)
Interest on loans with related parties	(95)	2,457	(2,712)
(Reversal) Provision for net realisable value adjustment in inventory	(20,195)	(31,492)	17,536
Cash flows from operations before changes in working capital	3,928,951	4,184,095	5,072,814
Changes in assets and liabilities
(Increase) Decrease in trade accounts receivable	(54,690)	64,805	1,219,605
(Increase) Decrease in inventories	(1,269,455)	794,591	1,977,361
Increase (Decrease) in trade accounts payable	800,164	110,466	(768,627)
Increase in other receivables	(371,745)	(275,938)	(270,391)
Decrease in other payables	(56,909)	(287,487)	(509,227)
Dividends from joint ventures	40,644	124,495	52,769
Purchases of trading securities	(2,390,104)	(880,436)	(1,958,522)
Proceeds from maturities and sales of trading securities	2,905,411	1,089,972	3,929,971
Cash provided by operating activities	3,532,267	4,924,563	8,745,753
Interest paid on loans and financing	(1,330,116)	(1,240,165)	(946,041)
Income and social contributions taxes paid	(126,023)	(168,032)	(637,394)
Net cash provided by operating activities	2,076,128	3,516,366	7,162,318
Cash flows from investing activities
Purchases of property, plant and equipment	(873,329)	(1,323,891)	(2,324,718)
Proceeds from sales of property, plant and equipment, investments and other intangibles	554,457	308,694	90,942
Purchases of other intangibles	(37,939)	(54,044)	(126,428)
Payment for business acquisitions, net of cash of acquired entities			(20,929)
Capital increase in jointly-controlled entity	(178,670)		(40,524)
Net cash used in investing activities	(535,481)	(1,069,241)	(2,421,657)
Cash flows from financing activities
Purchase of treasury shares		(95,343)	(189,071)
Dividends and interest on capital paid	(86,386)	(85,962)	(358,226)
Proceeds from loans and financing	3,265,860	2,455,371	3,042,783
Repayment of loans and financing	(7,241,401)	(4,605,406)	(5,028,386)
Intercompany loans, net	5,797	(6,492)	30,126
Increase in controlling interests in subsidiaries			(339,068)
Net cash used in financing activities	(4,056,130)	(2,337,832)	(2,841,842)
Exchange variation on cash and cash equivalents	7,438	(693,990)	699,290
(Decrease) Increase in cash and cash equivalents	(2,508,045)	(584,697)	2,598,109
Cash and cash equivalents at beginning of year	5,063,383	5,648,080	3,049,971
Cash and cash equivalents at end of year	R$ 2,555,338	R$ 5,063,383	R$ 5,648,080